Prepayments and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Assets, Net (Tables) [Line Items]
Schedule of Prepayments and Other Assets, Net
	As of December 31,
	2023	2024
	RMB	RMB
Loans receivable, net (Note (a))	8,877	668
Security deposits with real estate developers, net (Note(b))	19,345	21,905
Rental and other deposits, net (Note (c))	3,836	4,113
Other receivables, net (Note (d))	94,667	117,395
Prepayments and other assets, net	126,725	144,081
Current Portion	126,725	144,081
Total prepayments and other assets, net	126,725	144,081

Schedule of Movement in the Allowance for Credit Losses of Loans Receivable

The following table sets forth the movement in the allowance for credit losses of loans receivable for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	31,694	7,644	4,766
(Reversal)/provision for the year	(20,179)	1,702	7
Receivables written off for the year	(3,871)	(4,580)	(4,766)
Balance at the end of the year	7,644	4,766	7

Schedule of Sets Forth the Aging of Loans Receivable

The following table sets forth the aging of loans receivable as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
1-29 days past due	2,847	—
Over 30 days past due	10,796	—
Total past due	13,643	—
Current	—	675
Total loans	13,643	675

Schedule of Security Deposits with Real Estate Developers, Net	Security deposits with real estate developers, net
	As of December 31,
	2023	2024
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	90,623	53,940
	90,623	53,940
Less: Allowance for credit losses	(71,278)	(32,035)
Security deposits with real estate developers, net	19,345	21,905

Schedule of Movement in the Allowance for Credit Losses Security Deposits

The following table sets forth the movement in the allowance for credit losses of security deposits with real estate developers for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	60,975	71,173	71,278
Provision for the year	10,380	105	472
Receivables written off for the year	(182)	—	(39,715)
Balance at the end of the year	71,173	71,278	32,035

Schedule of Rental and Other Deposits, Net	Rental and other deposits, net
	As of December 31,
	2023	2024
	RMB	RMB
Rental and other deposits	7,795	8,072
Less: Allowance for credit losses	(3,959)	(3,959)
Rental and other deposits, net	3,836	4,113

Schedule of Allowance for Credit Losses of Rental and Other Deposits

The following table sets forth the movement in the allowance for credit losses of rental and other deposits for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	12,395	3,984	3,959
Receivables written off for the year	(8,411)	(25)	—
Balance at the end of the year	3,984	3,959	3,959

Schedule of Other Receivables, Net	Other receivables, net
	As of December 31,
	2023	2024
	RMB	RMB
Other receivables	94,667	137,811
Less: Allowance for credit losses	—	(20,416)
Other receivables, net	94,667	117,395

Schedule of Allowance for Other Receivables

The following table sets forth the movement in the allowance for other receivables for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Provision for the year	—	142,060	24,724
Receivables written off for the year	—	(142,060)	(4,308)
Balance at the end of the year	—	—	20,416

Loans Receivable [Member]
Prepayments and Other Assets, Net (Tables) [Line Items]
Schedule of Loans Receivable, Net	Loans receivable, net
	As of December 31,
	2023	2024
	RMB	RMB
Secured loans	6,719	—
Unsecured loans	6,924	675
	13,643	675
Less: allowance for credit losses	(4,766)	(7)
Loans receivable, net	8,877	668
Current Portion	8,877	668
Total loans receivable, net	8,877	668